Business Combination (Details) ¥ in Thousands, $ in Thousands	Jan. 09, 2015 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Identifiable assets acquired and liabilities assumed
Goodwill		$ 608	¥ 4,223	¥ 4,223
91waijiao.com
Business Combination
Business operation acquired (as a percent)	100.00%
Identifiable assets acquired and liabilities assumed
Deferred revenue	¥ (5,670)
Deferred tax liabilities	(483)
Identifiable net liabilities acquired	(4,223)
Goodwill	4,223
Brand name and domain name | 91waijiao.com
Identifiable assets acquired and liabilities assumed
Intangible assets acquired, finite	¥ 1,050
Estimated average weighted useful life	9 years
Software | 91waijiao.com
Identifiable assets acquired and liabilities assumed
Intangible assets acquired, finite	¥ 880
Estimated average weighted useful life	3 years